LEASES - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease asset	$ 627	$ 750	$ 750
Present value of lease liabilities	655	781	781
Equity adjustment	$ 5,615	$ 3,628	$ 3,628	$ (1,780)	$ (4,459)	$ (9,526)
Term of contract	98 months	98 months	98 months
Minimum
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 38	$ 38
Minimum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense	3		$ 3
Maximum
Lessee, Lease, Description [Line Items]
Monthly rent expense	48	$ 48
Maximum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 42		$ 42
Cumulative Effect, Period of Adoption, Adjustment
Lessee, Lease, Description [Line Items]
Equity adjustment					31
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease asset					1,100
Present value of lease liabilities					1,100
Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Lessee, Lease, Description [Line Items]
Equity adjustment					$ 31